Note 13 - Fair Value of Financial Instruments (Details) - Fair Value Measurements (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial Assets:
Cash and cash equivalents, carrying value	$ 30,977	$ 28,344	$ 45,651	$ 51,630
Interest-bearing deposits with banks	980
Securities available for sale, carrying value	85,236	84,068
Securities available for sale, fair value	85,236	84,068
Securities held to maturity, carrying value	22,820	22,826
Securities held to maturity, fair value	23,570	22,984
Federal Home Loan Bank and Federal Reserve Bank stock, carrying value	6,576	7,776
Loans, net, carrying value	586,434	560,164
Accrued interest receivable, carrying value	1,806	1,901
Financial Liabilities:
Deposits, carrying value	646,830	628,877
Other borrowed funds, carrying value	24,972	18,748
Subordinated debentures, carrying value	8,500	8,500
Accrued interest payable, carrying value	394	792
Fair Value, Inputs, Level 1 [Member]
Financial Assets:
Cash and cash equivalents, fair value	30,977	28,344
Federal Home Loan Bank and Federal Reserve Bank stock, fair value
Financial Liabilities:
Deposits, fair value	161,784	148,847
Accrued interest payable, fair value	4	3
Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Interest-bearing deposits with banks	980
Securities available for sale, carrying value	85,236	84,068
Securities available for sale, fair value	85,236	84,068
Securities held to maturity, fair value	12,144	11,502
Federal Home Loan Bank and Federal Reserve Bank stock, fair value
Accrued interest receivable, fair value	230	241
Financial Liabilities:
Deposits, fair value	485,503	479,962
Other borrowed funds, fair value	24,555	17,453
Subordinated debentures, fair value	4,979	4,896
Accrued interest payable, fair value	390	789
Fair Value, Inputs, Level 3 [Member]
Financial Assets:
Securities held to maturity, fair value	11,426	11,482
Federal Home Loan Bank and Federal Reserve Bank stock, fair value
Loans, net, fair value	591,594	564,589
Accrued interest receivable, fair value	1,576	1,660
Estimate of Fair Value Measurement [Member]
Financial Assets:
Cash and cash equivalents, fair value	30,977	28,344
Interest-bearing deposits with banks	980
Securities available for sale, carrying value	85,236	84,068
Securities available for sale, fair value	85,236	84,068
Securities held to maturity, fair value	23,570	22,984
Federal Home Loan Bank and Federal Reserve Bank stock, fair value
Loans, net, fair value	591,594	564,589
Accrued interest receivable, fair value	1,806	1,901
Financial Liabilities:
Deposits, fair value	647,287	628,809
Other borrowed funds, fair value	24,555	17,453
Subordinated debentures, fair value	4,979	4,896
Accrued interest payable, fair value	$ 394	$ 792